Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 10.8	$ 45.0
Restricted cash	10.5	21.2
Accounts receivable, net	70.9	90.4
Inventories	10.4	7.7
Regulatory Assets, Current	19.7	41.1
Other non-current assets:
Regulatory Assets, Noncurrent	173.8	152.6
LIABILITIES AND SHAREHOLDER'S EQUITY
Regulatory Liability, Current	27.9	34.9
Non-current liabilities:
Long-term debt	434.6	581.5
Deferred taxes	158.1	131.7
Regulatory Liability, Noncurrent	243.6	278.3
Common shareholder's equity:
Accumulated other comprehensive income/(loss)	(36.9)	(35.3)
THE DAYTON POWER AND LIGHT COMPANY [Member]
Current assets:
Cash and cash equivalents	10.8	45.0
Restricted cash	10.5	21.2
Accounts receivable, net	70.9	90.4
Inventories	10.4	7.7
Taxes applicable to subsequent years	77.4	72.4
Regulatory Assets, Current	19.7	41.1
Income Taxes Receivable, Current	35.7	19.6
Prepayments and other current assets	10.8	13.3
Total current assets	246.2	310.7
Property, plant and equipment:
Property, plant & equipment	2,333.6	2,274.4
Less: Accumulated depreciation and amortization	(1,012.7)	(988.0)
Property, plant and equipment, net of depreciation	1,320.9	1,286.4
Construction work in process	104.5	31.7
Total net property, plant & equipment	1,425.4	1,318.1
Other non-current assets:
Regulatory Assets, Noncurrent	173.8	152.6
Intangible assets, net of amortization	18.2	17.2
Other non-current assets	19.6	21.0
Total other non-current assets	211.6	190.8
Total assets	1,883.2	1,819.6
LIABILITIES AND SHAREHOLDER'S EQUITY
Current portion - long-term debt	179.8	4.6
Accounts payable	74.4	55.8
Accrued interest	1.4	0.4
Accrued taxes	79.4	75.7
Customer security deposits	20.6	21.3
Regulatory Liability, Current	27.9	34.9
Other current liabilities	16.3	17.5
Total current liabilities	399.8	210.2
Non-current liabilities:
Long-term debt	434.6	581.5
Deferred taxes	158.1	131.7
Taxes payable	82.3	77.1
Regulatory Liability, Noncurrent	243.6	278.3
Pension, retiree and other benefits	79.9	83.2
Other deferred credits	11.5	12.3
Total non-current liabilities	1,010.0	1,164.1
Common shareholder's equity:
Common stock	0.4	0.4
Other paid-in capital	617.0	711.8
Accumulated other comprehensive income/(loss)	(36.9)	(35.3)
Retained earnings / (deficit)	(107.1)	(231.6)
Total common shareholder's equity	473.4	445.3
Total Liabilities and Shareholder's Equity	$ 1,883.2	$ 1,819.6